Share capital, Shelf Registration Statement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	May 04, 2018
Shelf Registration Statement [Abstract]
Shares authorized under Shelf Registration Statement (in shares)		350,000,000
Gross proceeds received	$ 117,500,000
Top of Range [Member]
Shelf Registration Statement [Abstract]
Additional proceeds from Shelf Registration Statement	$ 232,500,000